REPORTABLE SEGMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reportable Segments [Line Items]
Revenue	$ 5,954,833	$ 5,238,341	$ 4,761,385
Non-current Assets other than deferred tax	11,147,953	11,215,971	11,277,724
Revenue from sale of goods	5,857,584	5,133,339	4,649,581
Revenue from rendering of services	97,249	105,002	111,804
Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	3,679,226	3,103,568	2,850,436
Non-current Assets other than deferred tax	6,865,406	6,624,381	6,931,755
Revenue from sale of goods	3,608,017	3,028,025	3,001,181
Revenue from rendering of services	71,209	75,543	84,461
Argentina
Disclosure Of Reportable Segments [Line Items]
Revenue	479,698	494,479	360,224
Non-current Assets other than deferred tax	825,915	956,511	960,596
Revenue from sale of goods	479,698	494,479	360,224
Revenue from rendering of services	0	0	0
Brazil
Disclosure Of Reportable Segments [Line Items]
Revenue	504,589	395,416	354,170
Non-current Assets other than deferred tax	984,746	1,274,536	1,186,538
Revenue from sale of goods	504,589	395,416	354,170
Revenue from rendering of services	0	0	0
USA/Canada
Disclosure Of Reportable Segments [Line Items]
Revenue	815,668	801,092	779,356
Non-current Assets other than deferred tax	810,461	575,231	397,924
Revenue from sale of goods	815,668	801,092	779,356
Revenue from rendering of services	0		0
Uruguay
Disclosure Of Reportable Segments [Line Items]
Revenue	475,652	443,786	181,993
Non-current Assets other than deferred tax	1,661,425	1,785,312	1,800,911
Revenue from sale of goods	449,612	414,326	154,649
Revenue from rendering of services	$ 26,040	$ 29,460	$ 27,344